General information - Schedule of Effect of Reorganization on Components of Equity (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€) shares
Share capital
General information
Reorganization transactions	€ (302)
Treasury shares
General information
Reorganization transactions	624
Additional paid-in capital
General information
Reorganization transactions	€ (125,136)
Participation certificates
General information
Reorganization transactions (in shares) | shares	(158,709)
Reorganization transactions	€ (164)
Class A Ordinary Shares
General information
Reorganization transactions (in shares) | shares	180,341,159
Class B Ordinary Shares
General information
Reorganization transactions (in shares) | shares	903,670,701
Ordinary shares
General information
Reorganization transactions (in shares) | shares	(344,611)
Reorganization transactions	€ 24,890